Finance Expenses (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Finance Expenses

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$
Amortization of debt discount	$136,106	$-
Realised and unrealised currency losses (gains)	19,748	(15,956)
Interest expense	315,384	178,216
Total finance expenses	$471,238	$162,260

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$
Amortization of debt discount	$413,552	$-
Realised and unrealised currency losses (gains)	(4,292)	(38,583)
Interest expense	871,168	423,442
Total finance expenses	$1,280,428	$384,859

	2024	2023
	AUD$	AUD$
Amortization of debt discount	124,006	-
Interest expense	711,807	612,735
Total finance expenses	835,813	612,735